DELAWARE LIFE ACCELERATOR PRIME®VARIABLE ANNUITY

An individual flexible payment variable annuity

Issued by

Delaware Life Insurance Company

Supplement dated April 28, 2026

to the Prospectus dated May 1, 2025 and

the Initial Summary Prospectus dated

May 1, 2025

As of May 1, 2026, Delaware Life Accelerator Prime® Variable Annuity is no longer available for sale.